Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are set out below:

Figures in million (US dollars)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets
Restricted cash	9	—	—	—	—	—
Restricted investments	2	—	169	—	66	—
Investment in financial assets	—	1	—	—	—	—
Other non-current receivables	18	—	—	—	—	—
Derivative financial instruments	—	—	—	34	11	—
Trade and other receivables	45	—	—	—	—	—
Cash and cash equivalents	51	—	—	—	—	—
Financial liabilities
Derivative financial instruments	—	—	—	—	16	—
Borrowings	—	—	—	—	—	407
Trade and other payables	—	—	—	—	—	56

At 30 June 2017

Financial assets
Restricted cash	6	—	—	—	—	—
Restricted investments	2	—	137	—	64	—
Other non-current receivables	14	—	—	—	—	—
Derivative financial instruments	—	—	—	105	36	—
Trade and other receivables	39	—	—	—	—	—
Cash and cash equivalents	95	—	—	—	—	—
Financial liabilities
Borrowings	—	—	—	—	—	163
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	47

	US dollar
Figures in million	2018	2017

Investments held by environmental trust funds (a)	235	200
Investments held by social trust funds (b)	2	3

Total restricted investments	237	203

(a) Environmental trust funds

ACCOUNTING POLICY
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in interest-bearing short-term and medium-term cash investments and medium term equity-linked notes issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. The equity-linked notes are designated as fair value through profit or loss investments and recorded at fair value whilst the interest-bearing short-term investments are classified either as held-to-maturity and recorded at amortised cost or as cash and cash equivalents and recorded at fair value. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

18	RESTRICTED INVESTMENTS continued
(a) Environmental trust funds continued
The environmental trust funds consist of:

	US dollar
Figures in million	2018	2017

Held-to-maturity financial assets	169	137
Cash and cash equivalents (loans and receivables)	2	2
Fair value through profit or loss financial assets	64	61

Total environmental trust funds	235	200

Reconciliation of the movement in the investments held by environmental trust funds:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	200	167
Interest income	12	11
Fair value gain	6	—
Moab Khotsong acquisition[1]	33	—
Equity-linked deposits acquired	—	15
Maturity/(acquisition) of held-to-maturity investments	—	(16)
Net (disposal)/acquisition of cash and cash equivalents	(1)	2
Translation	(15)	21

Balance at end of year	235	200

[1] Refer to note 14 for further information. The amount includes US$5.0 million relating to Nufcor SA. Upon receipt the funds were invested within held-to-maturity financial assets.
(b) The social trust fund
The social trust fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.
The social trust fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.

Disclosure of Financial Liabilities
The group's financial assets and liabilities are set out below:

Figures in million (US dollars)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets
Restricted cash	9	—	—	—	—	—
Restricted investments	2	—	169	—	66	—
Investment in financial assets	—	1	—	—	—	—
Other non-current receivables	18	—	—	—	—	—
Derivative financial instruments	—	—	—	34	11	—
Trade and other receivables	45	—	—	—	—	—
Cash and cash equivalents	51	—	—	—	—	—
Financial liabilities
Derivative financial instruments	—	—	—	—	16	—
Borrowings	—	—	—	—	—	407
Trade and other payables	—	—	—	—	—	56

At 30 June 2017

Financial assets
Restricted cash	6	—	—	—	—	—
Restricted investments	2	—	137	—	64	—
Other non-current receivables	14	—	—	—	—	—
Derivative financial instruments	—	—	—	105	36	—
Trade and other receivables	39	—	—	—	—	—
Cash and cash equivalents	95	—	—	—	—	—
Financial liabilities
Borrowings	—	—	—	—	—	163
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	47

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities for a 10% change in the exchange rate that would affect profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the volatility in the market.

	US dollar
Figures in million	2018	2017

Sensitivity analysis - borrowings

Rand against US$
Balance at 30 June	370	140
Strengthen by 10%	37	14
Weaken by 10%	(37)	(14)

Closing rate	13.81	13.11

Sensitivity analysis - financial instruments

Rand against US$
Balance at 30 June	(10)	34
Strengthen by 10%	48	40
Weaken by 10%	(45)	(34)

Closing rate	13.81	13.11

US$ against Kina
Balance at 30 June	2	7
Strengthen by 10%	—	1
Weaken by 10%	—	(1)

Closing rate	0.30	0.32

The group has reviewed its exposure to commodity linked instruments and has identified the following sensitivities for a 10% change in the commodity price specified per contract that would affect other comprehensive income and profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the recent volatility in the market.

	US dollar
Figures in million	2018	2017

Sensitivity analysis

Rand gold derivatives

Other comprehensive income
Increase by 10%	(38)	(41)
Decrease by 10%	37	40

US$ gold derivatives

Profit or loss
Increase by 10%	(12)	(8)
Decrease by 10%	12	8

US$ silver derivatives

Profit or loss
Increase by 10%	(1)	(1)
Decrease by 10%	1	1

A change of 100 basis points in interest rates at the reporting date would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables remain constant. The analysis is performed on the same basis for 2017.

4	FINANCIAL RISK MANAGEMENT continued
MARKET RISK continued

(iv)	Interest rate risk continued

	US dollar
Figures in million	2018	2017

Sensitivity analysis - borrowings (finance costs)

Increase by 100 basis points	(4)	(2)
Decrease by 100 basis points	4	2

Sensitivity analysis - financial assets (interest received)

Increase by 100 basis points	2	2
Decrease by 100 basis points	(2)	(2)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (Source: Fitch Ratings and Global Credit Ratings)

	US dollar
Figures in million	2018	2017

Cash and cash equivalents

AA+	—	43
AA	45	30
AA-	6	22

	51	95

Restricted cash

AA	7	6
AA-	2	—

	9	6

Restricted investments (environmental trusts)

AA+	109	86
AA	126	90
AA-	—	24

	235	200

Derivative financial assets

AA+	9	54
AA	26	2
AA-	10	85

	45	141

Disclosure of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	US dollar
Figures in million	Current	More than 1 year

2018

Trade and other payables (excluding non-financial liabilities)	56	—
Derivative financial liabilities	9	7
Borrowings
Due between 0 to six months	51	—
Due between six to 12 months	—	—
Due between one to two years	—	42
Due between two to five years	—	362

	116	411

2017

Other non-current liabilities	—	1
Trade and other payables (excluding non-financial liabilities)	47	—
Borrowings
Due between 0 to six months	4	—
Due between six to 12 months	142	—
Due between one to two years	—	2
Due between two to five years	—	24

	193	27

Disclosure of Net Debt	Net debt is as follows:

	US dollar
Figures in million	2018	2017

Cash and cash equivalents	51	95
Borrowings	(407)	(163)

Net debt	(356)	(68)

Schedule of Financial Assets Measured at Fair Value
The following table presents the group's financial assets and liabilities that are measured at fair value by level at reporting date:

Figures in million (US dollar)	Fair value hierarchy level	At 30 June 2018	At 30 June 2017

Available-for-sale financial assets
Investment in financial assets[1]		1	—
Fair value through profit and loss financial assets and liabilities
Restricted investments[2]	Level 2	66	64
Derivative financial instruments[3]		29	141
Forex hedging contracts	Level 2	(10)	34
Rand gold hedging contracts	Level 2	33	105
US$ gold hedging contracts	Level 2	6	2

[1]	Level 3 fair values have been valued by the directors by performing independent valuations on an annual basis.

[2]
The majority of the level 2 fair values are directly derived from the Top 40 index on the JSE, and are discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are held to maturity and therefore not disclosed here.

[3]	The fair value measurements are derived as follows:
Forex hedging contracts
(a) Zero cost collars: a Black-Scholes valuation technique, derived from spot rand/US$ exchange rate inputs, implied volatilities on the rand/US$ exchange rate, rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve).
(b) Forward exchange contracts: spot rand/US$ exchange rate, rand and dollar interest differential (forward points) and discounted at market interest (zero-coupon bond interest rate curve).
Rand gold hedging contracts (forward sale contracts): spot rand/US$ exchange rate, rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.
US$ gold hedging contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.
Silver hedging contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

Schedule of Financial Liabilities Measured at Fair Value
The following table presents the group's financial assets and liabilities that are measured at fair value by level at reporting date:

Figures in million (US dollar)	Fair value hierarchy level	At 30 June 2018	At 30 June 2017

Available-for-sale financial assets
Investment in financial assets[1]		1	—
Fair value through profit and loss financial assets and liabilities
Restricted investments[2]	Level 2	66	64
Derivative financial instruments[3]		29	141
Forex hedging contracts	Level 2	(10)	34
Rand gold hedging contracts	Level 2	33	105
US$ gold hedging contracts	Level 2	6	2

[1]	Level 3 fair values have been valued by the directors by performing independent valuations on an annual basis.

[2]
The majority of the level 2 fair values are directly derived from the Top 40 index on the JSE, and are discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are held to maturity and therefore not disclosed here.

[3]	The fair value measurements are derived as follows:
Forex hedging contracts
(a) Zero cost collars: a Black-Scholes valuation technique, derived from spot rand/US$ exchange rate inputs, implied volatilities on the rand/US$ exchange rate, rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve).
(b) Forward exchange contracts: spot rand/US$ exchange rate, rand and dollar interest differential (forward points) and discounted at market interest (zero-coupon bond interest rate curve).
Rand gold hedging contracts (forward sale contracts): spot rand/US$ exchange rate, rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.
US$ gold hedging contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.
Silver hedging contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.